Note 3. Summary of Significant Accounting Policies: Loss Per Common Share (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Loss Per Common Share

Loss per Common Share

Basic loss per common share excludes dilutive securities and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. Since the Company has only incurred losses, basic and diluted loss per share is the same. As of November 30, 2012 and 2011, there were no outstanding dilutive securities.

The following table represents the computation of basic and diluted losses per share:

	06/01/2012 to 11/30/2012	06/01/2011 to 11/30/2011

Loss available for common shareholder	$(20,043)	$(9,426)
Basic and fully diluted loss per share	$0	$0

Weighted average common shares outstanding - basic and diluted	4,766,698	4,766,698

Net loss per share is based upon the weighted average shares of common stock outstanding.